Income Taxes (Details 1) - USD ($)	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforwards	$ 5,352,238	$ 1,711,488
Share-based compensation	406,498	396,264
Derivative liability		315,205
Other	(33,028)	(22,365)
Gross Deferred Tax Assets	5,725,708	2,400,592
Valuation Allowance	(5,725,708)	(2,400,592)
Net Deferred Tax Assets